CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Preferred Stock Series A	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 0	$ 47	$ 79,515	$ (104)	$ (78,445)	$ 104	$ 1,013
Beginning Balance, Shares at Dec. 31, 2010	0	47,299
Issuance of common stock, Amount		2	1,765				1,767
Issuance of common stock, Shares		2,090
Exercise of warrants/options, Amount		3	815				818
Exercise of warrants/options, Shares		2,609
Stock-based compensation expense			870				870
Stock-based compensation expense, Shares		179
Issuance of warrants for claim settlement			3,622				3,622
Conversion of debts into common stock, Amount			27				27
Conversion of debts into common stock, Shares		34
Net Loss					(6,644)		(6,644)
Ending Balance, Amount at Dec. 31, 2011	0	52	86,614	(104)	(85,089)	104	1,577
Ending Balance, Shares at Dec. 31, 2011	0	52,211
Exercise of warrants/options, Amount		10	3,092				3,102
Exercise of warrants/options, Shares		9,876
Stock-based compensation expense			645				645
Issuance of stock, Amount			162				162
Issuance of stock, Shares		195
Deemed dividends			2,656		(2,656)
Acquisition of minority interest			104			(104)
Net Loss					(4,353)		(4,353)
Ending Balance, Amount at Dec. 31, 2012	$ 0	$ 62	$ 93,273	$ (104)	$ (92,098)	$ 0	$ 1,133
Ending Balance, Shares at Dec. 31, 2012	0	62,282